Pearl Diver Credit Company Inc.
Schedule of Investments (UNAUDITED)
9/30/2024
(Expressed in United States Dollars)
Issuer	Investment	Acquisition Date(1)	Principal Amount	Cost	Fair Value	Percentage of Net Assets
Investments at Fair Value(2)
Collateralized Loan Obligations - Equity - 98.38%(3)
United States(4)
37 Capital CLO I, Ltd.	Subordinated Note (effective yield 14.12%, maturity 10/16/2034)	10/26/2023	$8,500,000	$5,525,390	$4,746,400	3.48%
37 Capital CLO II, Ltd.	Subordinated Note (effective yield 19.13%, maturity 7/17/2034)	9/20/2024	7,849,885	5,171,167	5,519,254	4.05%
AMMC CLO 24, Ltd.	Subordinated Note (effective yield 16.31%, maturity 1/22/2035)	8/17/2023	5,750,000	4,055,537	3,889,875	2.85%
Anchorage Capital CLO 7, Ltd.	Subordinated Note (effective yield 12.47%, maturity 4/28/2037)	8/20/2024	12,000,000	3,764,987	3,829,200	2.81%
Apex Credit CLO 2021-II LLC	Subordinated Note (effective yield 27.22%, maturity 10/20/2034)	11/22/2023	3,450,000	1,633,594	1,876,455	1.38%
ARES LIX CLO, Ltd.	Subordinated Note (effective yield 19.85%, maturity 4/25/2034)	10/31/2023	3,500,000	2,039,047	2,371,950	1.74%
ARES Loan Funding III, Ltd.	Subordinated Note (effective yield 29.52%, maturity 7/25/2036)	10/31/2023	4,000,000	2,371,845	3,817,200	2.80%
ARES LXIII CLO, Ltd.	Subordinated Note (effective yield 19.86%, maturity 4/20/2035)	10/26/2023	2,000,000	1,405,275	1,651,000	1.21%
ARES LXIV CLO, Ltd.	Subordinated Note (effective yield 13.90%, maturity 10/24/2039)	8/8/2024	5,072,177	3,522,020	3,877,187	2.85%
ARES XXXIX CLO, Ltd.	Subordinated Note (effective yield 15.23%, maturity 7/20/2037)	9/6/2024	6,246,752	2,761,713	2,832,902	2.08%
Bain Capital Credit CLO 2024-3, Ltd.	Subordinated Note (effective yield 12.20%, maturity 7/16/2037)	8/29/2024	3,790,000	2,956,581	3,097,567	2.27%
Balboa Bay Loan Funding 2021-1, Ltd.	Subordinated Note (effective yield 17.83%, maturity 7/20/2034)	8/6/2024	2,626,500	1,284,341	1,341,091	0.98%
BlueMountain 2022-35A SUB	Subordinated Note (effective yield 14.48%, maturity 10/22/2037)	1/24/2024	4,500,000	3,115,032	2,884,500	2.12%
BlueMountain CLO XXXII, Ltd.	Subordinated Note (effective yield 12.82%, maturity 10/16/2034)	9/19/2023	6,400,548	4,145,661	3,750,081	2.75%
BSP 2021-23A SUB	Subordinated Note (effective yield 11.44%, maturity 4/25/2034)	11/7/2023	5,000,000	3,972,000	3,630,000	2.66%
CIFC Funding 2015-IV, Ltd.	Subordinated Note (effective yield 15.30%, maturity 4/20/2034)	7/26/2023	10,000,000	3,613,172	3,678,000	2.70%
Elmwood CLO 18, Ltd.	Subordinated Note (effective yield 25.95%, maturity 7/17/2037)	10/31/2023	6,000,000	2,682,334	4,114,200	3.02%
Generate CLO 11, Ltd.	Subordinated Note (effective yield 24.65%, maturity 10/20/2037)	11/7/2023	5,000,000	3,618,790	4,333,500	3.18%
Generate CLO 14, Ltd.	Subordinated Note (effective yield 13.27%, maturity 4/22/2037)	7/24/2024	4,000,000	3,355,902	3,295,200	2.42%
Harvest US CLO 2024-1, Ltd.	Subordinated Note (effective yield 14.51%, maturity 4/20/2037)	7/25/2024	7,437,582	5,443,077	5,414,560	3.97%
Harvest US CLO 2024-2, Ltd.(	Subordinated Note (effective yield 12.41%, maturity 10/15/2037)	8/1/2024	5,000,000	4,192,105	4,249,500	3.12%
HPS Loan Management 2021-16, Ltd.	Subordinated Note (effective yield 11.31%, maturity 1/23/2035)	11/20/2023	1,800,000	1,125,539	1,028,700	0.76%
ICG US Clo 2020-1, Ltd.	Subordinated Note (effective yield 5.87%, maturity 1/22/2035)	7/20/2023	5,300,000	2,603,166	1,565,090	1.15%
LCM 39, Ltd.	Income Note (effective yield 13.90%, maturity 10/16/2034)	7/25/2023	7,675,000	5,430,047	6,252,055	4.59%
Marble Point CLO XXI, Ltd.	Subordinated Note (effective yield 14.91%, maturity 10/17/2034)	3/14/2024	3,800,000	2,038,875	1,815,260	1.33%
Oaktree 2019-3A SUB	Subordinated Note (effective yield 17.99%, maturity 10/20/2034)	11/8/2023	6,000,000	3,494,851	3,523,200	2.59%
Oaktree CLO 2021-2, Ltd.	Subordinated Note (effective yield 15.11%, maturity 1/16/2035)	7/28/2023	5,000,000	3,542,725	3,357,000	2.46%
OCP CLO 2023-26, Ltd.	Subordinated Note (effective yield 7.81%, maturity 4/17/2036)	11/14/2023	4,250,000	2,999,845	3,503,700	2.57%
PPM CLO 5, Ltd.	Subordinated Note (effective yield 14.67%, maturity 10/18/2034)	8/2/2024	10,000,000	5,833,623	4,970,000	3.65%
Regatta XIX Funding, Ltd.	Subordinated Note (effective yield 14.67%, maturity 4/20/2035)	9/11/2024	7,653,000	6,281,466	6,482,856	4.76%
Regatta XXII Funding, Ltd.	Subordinated Note (effective yield 11.95%, maturity 7/20/2035)	9/29/2023	1,250,000	1,039,302	1,054,000	0.77%
Rockford Tower CLO 2021-1, Ltd.	Subordinated Note (effective yield 8.70%, maturity 7/20/2034)	9/18/2023	1,000,000	720,584	570,900	0.42%
RR 12, Ltd.	Subordinated Note (effective yield 14.71%, maturity 1/15/2036)	7/30/2024	8,042,000	2,533,064	2,540,741	1.86%
RR 19, Ltd.	Subordinated Note (effective yield 10.78%, maturity 10/15/2035)	7/27/2023	7,242,000	5,769,804	5,498,851	4.04%
RR 20, Ltd.	Subordinated Note (effective yield 8.67%, maturity 7/15/2037)	8/8/2023	3,600,000	2,964,159	2,629,440	1.93%
RR 23, Ltd.	Subordinated Note (effective yield 10.74%, maturity 10/15/2035)	10/5/2023	5,000,000	3,050,452	2,983,000	2.19%
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 12.97%, maturity 7/20/2034)	2/1/2024	3,000,000	2,242,900	2,123,700	1.56%
TCW CLO 2024-2, Ltd.	Subordinated Note (effective yield 14.30%, maturity 7/17/2037)	7/12/2024	6,050,000	4,841,681	5,152,180	3.78%
Vibrant CLO XIII, Ltd.	Subordinated Note (effective yield 15.95%, maturity 7/17/2034)	8/25/2023	5,000,000	3,026,450	3,121,500	2.29%
Vibrant CLO, Ltd.	Subordinated Note (effective yield 14.07%, maturity 10/20/2034)	1/23/2024	3,000,000	1,795,802	1,685,100	1.24%
Total Collateralized Loan Obligations - Equity				$131,963,905	$134,056,895

Total Investments - 98.38%				$131,963,905	$134,056,895
Other Assets in Excess of Liabilities - 1.62%					2,213,568
Net Assets - 100.00%					$136,270,463

(1)	Acquisition date represents the initial purchase date of investment.
(2)	The fair value of CLO equity investments are classified as Level II investments.
(3)	All securities exempt from registration under the Securities Act of 1933, as amended and are deemed to be “restricted securities”.
(4)	Country represents the principal country of risk where the investment has exposure.